GOODWILL AND OTHER INTANGIBLES - Carrying Amounts of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Oct. 01, 2016
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	$ 275,262
Fiscal 2015 acquisitions	24,446
Balance at End	299,708
Accumulated goodwill impairment losses	0
Industrial
GOODWILL AND OTHER INTANGIBLES
Balance at End	0
Foodservice
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	187,136
Fiscal 2015 acquisitions	1,272
Balance at End	188,408
Accumulated goodwill impairment losses	0	$ 0
Retail
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	46,236
Fiscal 2015 acquisitions	11,462
Balance at End	57,698
Accumulated goodwill impairment losses	0	0
Convenience
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	41,890
Fiscal 2015 acquisitions	11,712
Balance at End	53,602
Accumulated goodwill impairment losses	$ 0	$ 0